Commitments (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Sugarcane Agricultural Partnership Agreement [Member] | ETH Bioenergia [Member]
LegalEntityLineItems [Line Items]
Operating lease	R$ 3,407	R$ 1,017	R$ 127